Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

A summary of the Group’s cash and cash equivalents as of March 31, 2025 and December 31, 2024 is outlined below:

	March 31, 2025	December 31, 2024
(in USD and thousands)
Cash at bank and in hand	$2,701,942	$2,467,824
Credit card receivables	63,613	21,848
Total	$2,765,555	$2,489,672

As of March 31, 2025 and December 31, 2024, cash at bank and in hand included $170.9 million and $147.3 million, respectively, subject to restrictions on use arising from contracts with third parties.